ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Narrative (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PRC subsidiaries and VIEs [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted Net Asset	¥ 517,713	¥ 601,547